Operating expenses (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of Research And Development Expense	Research and development expenses

	For the year ended December 31,
(in thousands of euros)	2023	2022	2021
Purchases, sub-contracting and other expenses	(26,380)	(20,415)	(19,562)
Payroll costs (including share-based payments)	(10,721)	(10,868)	(9,605)
Depreciation, amortization and provision expenses(1)	(1,295)	(1,353)	(1,211)
Total research and development expenses	(38,396)	(32,636)	(30,378)
(1)see note 16.4 Depreciation, amortization and provision expenses

Disclosure of Selling, General And Administrative Expenses	Selling, General and Administrative (SG&A) expenses

	For the year ended December 31,
(in thousands of euros)	2023	2022	2021
Purchases, fees and other expenses	(9,889)	(7,792)	(9,638)
Payroll costs (including share-based payments)	(11,772)	(9,688)	(9,379)
Depreciation, amortization and provision expenses (1)	(387)	(378)	(417)
Total SG&A expenses	(22,049)	(17,857)	(19,434)
(1)see note 16.4 Depreciation, amortization and provision expenses

Disclosure of Payroll Costs	Payroll costs

	For the year ended December 31,
(in thousands of euros)	2023	2022	2021
Wages and salaries	(13,621)	(12,345)	(11,391)
Payroll taxes	(5,585)	(4,963)	(4,308)
Share-based payments	(3,222)	(3,174)	(3,201)
Retirement benefit obligations	(65)	(75)	(84)
Total payroll costs	(22,493)	(20,556)	(18,984)
Average headcount	100	100	96
End-of-period headcount	102	102	100

Disclosure of Depreciation, Amortization And Provision Expenses
Depreciation, amortization and provision expenses by function are detailed as follows:

	For the year ended December 31, 2023
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(1)	—	(1)
Amortization expense of tangible assets	(1,247)	(270)	(1,517)
Utilization of provision for disputes	—	—	—
Provision for charges	(47)	(116)	(163)
Utilization of provision for charges	—	—	—
Total depreciation, amortization and provision expenses (except IAS 19)	(1,295)	(387)	(1,682)
Provision for retirement benefit obligations (IAS 19)	(42)	(24)	(65)
Total Provision for retirement benefit obligations (IAS 19)	(42)	(24)	(65)
Total depreciation, amortization and provision expenses	(1,337)	(411)	(1,747)

	For the year ended December 31, 2022
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(2)	(1)	(3)
Amortization expense of tangible assets	(1,164)	(334)	(1,497)
Utilization of provision for disputes	—	—	—
Provision for charges	(187)	(43)	(230)
Reversal of provision for disputes	—	—	—
Total depreciation, amortization and provision expenses (except IAS 19)	(1,353)	(378)	(1,730)
Provision for retirement benefit obligations (IAS 19)	(48)	(26)	(75)
Total Provision for retirement benefit obligations (IAS 19)	(48)	(26)	(75)
Total depreciation, amortization and provision expenses	(1,401)	(404)	(1,805)

	For the year ended December 31, 2021
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(34)	(10)	(45)
Amortization expense of tangible assets	(1,109)	(406)	(1,515)
Utilization of provision for disputes	—	—	—
Provision for charges	(68)	—	(68)
Reversal of provision for disputes	—	—	—
Total depreciation, amortization and provision expenses (except IAS 19)	(1,211)	(417)	(1,628)
Provision for retirement benefit obligations (IAS 19)	(49)	(35)	(84)
Total Provision for retirement benefit obligations (IAS 19)	(49)	(35)	(84)
Total depreciation, amortization and provision expenses	(1,260)	(452)	(1,712)

Disclosure of Other Operating Income (Expense)

	For the year ended December 31,
(in thousands of euros)	2023	2022	2021
Other operating expenses	(2,542)	(985)	(5,414)
Total Other operating income and expenses	(2,542)	(985)	(5,414)